Fair value of financial instruments - Sensitivity Analysis of Securities (Details)	12 Months Ended
Dec. 31, 2024
Latest Market Price | + 2%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	2.00%
Latest Market Price | + 2% | ON REF2B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.083%
Latest Market Price | + 2% | ON BSCPO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.93%
Latest Market Price | + 2% | ON WNCMO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.937%
Latest Market Price | + 2% | ON WNCLO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.931%
Latest Market Price | + 5%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
Latest Market Price | + 5% | ON REF2B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.208%
Latest Market Price | + 5% | ON BSCPO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.824%
Latest Market Price | + 5% | ON WNCMO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.842%
Latest Market Price | + 5% | ON WNCLO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.828%
Latest Market Price | + 10%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
Latest Market Price | + 10% | ON REF2B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	20.417%
Latest Market Price | + 10% | ON BSCPO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	9.649%
Latest Market Price | + 10% | ON WNCMO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	9.685%
Latest Market Price | + 10% | ON WNCLO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	9.655%
UVA | + 5%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
UVA | + 5% | ON REF2B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
UVA | + 10%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
UVA | + 10% | ON REF2B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
UVA | + 15%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	15.00%
UVA | + 15% | ON REF2B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	15.00%
Badlar Privated Rate | + 5%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
Badlar Privated Rate | + 5% | ON WNCMO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.0335%)
Badlar Privated Rate | + 5% | ON WNCLO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.0284%)
Badlar Privated Rate | + 5% | 0
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.0389%)
Badlar Privated Rate | + 10%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
Badlar Privated Rate | + 10% | ON WNCMO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.067%)
Badlar Privated Rate | + 10% | ON WNCLO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.0567%)
Badlar Privated Rate | + 10% | 0
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.0778%)
Badlar Privated Rate | + 15%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	15.00%
Badlar Privated Rate | + 15% | ON WNCMO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.1005%)
Badlar Privated Rate | + 15% | ON WNCLO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.0851%)
Badlar Privated Rate | + 15% | 0
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.1168%)